The Acquirers Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Basic Materials - 12.6%
Commercial Metals Company	27,720	$1,665,972
ICL Group, Ltd.	345,198	1,449,831
Nucor Corporation	9,573	1,559,825
Steel Dynamics, Inc.	11,769	1,567,866
		6,243,494

Consumer, Cyclical - 24.4%
Bath & Body Works, Inc.	35,986	1,322,485
Buckle, Inc.	40,705	1,758,049
Dillard's, Inc. - Class A	3,575	1,424,959
DR Horton, Inc.	10,595	1,906,358
M/I Homes, Inc. (a)	12,524	2,089,379
Meritage Homes Corporation	9,416	1,910,224
NVR, Inc. (a)	199	1,712,889
		12,124,343

Consumer, Non-cyclical - 6.8%
Altria Group, Inc.	32,981	1,616,399
Philip Morris International, Inc.	15,098	1,738,686
		3,355,085

Energy - 18.4%
Alpha Metallurgical Resources, Inc.	5,266	1,555,629
Black Stone Minerals LP	96,638	1,453,436
CONSOL Energy, Inc. (a)	15,571	1,554,141
EOG Resources, Inc.	12,360	1,567,248
HF Sinclair Corporation	28,276	1,455,366
Peabody Energy Corporation	68,977	1,531,979
		9,117,799

Financial - 21.6%
Axos Financial, Inc. (a)	28,113	2,052,530
BancFirst Corporation	18,006	1,934,385
Federated Hermes, Inc. - Class B	46,559	1,598,370
MGIC Investment Corporation	70,525	1,751,841
OneMain Holdings, Inc.	30,767	1,607,883
Virtu Financial, Inc. - Class A	65,787	1,797,301
		10,742,310

Industrial - 13.2%
Atkore, Inc.	11,217	1,514,295
Mueller Industries, Inc.	27,093	1,921,978
Teekay Tankers, Ltd. - Class A	21,655	1,417,103
UFP Industries, Inc.	12,996	1,714,562
		6,567,938

Technology - 2.8%
Playtika Holding Corporation	184,415	1,407,087
TOTAL COMMON STOCKS (Cost $45,276,130)		49,558,056

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)	Shares
First American Government Obligations Fund - Class X, 5.23% (c)	5,000	5,000
First American Treasury Obligations Fund - Class X, 5.20% (c)	5,000	5,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)		10,000

TOTAL INVESTMENTS - 99.8% (Cost $45,286,130)		49,568,056
Other Assets in Excess of Liabilities - 0.2%		99,902
TOTAL NET ASSETS - 100.0%		$49,667,958

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Acquirers Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$49,558,056	$–	$–	$49,558,056
Money Market Funds	10,000	–	–	10,000
Total Investments	$49,568,056	$–	$–	$49,568,056

Refer to the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2024, the Fund did not recognize and transfers to or from Level 3.